Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2015
Net revenue	$ 190,516	$ 807,139
Cost of goods sold	34,251	1,118,733
Gross profit (loss)	156,265	(311,594)
Operating expenses
Sales and marketing	23,740	173,656
General and administrative	408,490	1,769,557
Total operating expenses	432,230	1,943,213
Loss from continuing operations	(275,965)	(2,254,807)
Other income (expense)
Interest expense, net	(174,437)	(321,616)
Asset impairment, patents	(277,061)	(277,061)
Adjustment to the fair value of embedded derivatives		41,265
Gain on settlement of prior debt owed	7,110	739,671
Total other income (expense), net	(444,388)	182,259
Loss before provision for income taxes	(720,353)	(2,072,548)
Net loss	(720,353)	(2,072,548)
Net loss attributable to common stockholders	$ (720,353)	$ (2,072,548)
Net loss attributable to common stockholders per common share (basic and diluted) (in Dollars per share)	$ 0.00	$ (0.01)
Weighted-average shares used in computing loss per common share: (in Shares)	416,495,549	383,034,236